Annual Total Returns[BarChart] - PSF Global Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.97%)	17.52%	27.29%	3.25%	2.37%	4.44%	24.84%	(7.31%)	30.39%	15.84%